SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Aircraft Loan		Dec. 31, 2014 USD ($) Aircraft Loan		Dec. 31, 2013 USD ($) [1]
Secured Borrowings [Abstract]
Secured borrowings, net		$ 1,705,311		$ 2,332,669	[1]
Repayment of debt		791,385		192,974	[1]	$ 444,607
Loss on extinguishment of debt		$ (17,491)		$ 2,194	[1]	15,147
Number of aircraft purchased | Aircraft		9		22
Proceeds from secured borrowings		$ 147,276		$ 298,658	[1]	688,975
Unrealized foreign exchange gain		1,247		0	[1]	$ 0
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,730,104
Secured borrowings, net		1,705,311		2,332,669	[1]
Repayment of debt		791,385
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		663,069		723,023	[1]
Unamortized debt discount		(7,521)		(9,053)	[1]
Secured borrowings, net		$ 655,548		$ 713,970	[1]
Weighted average interest rate	[2]	3.63%	[3]	3.89%	[1]
Maturity date, range start date		Feb. 29, 2016
Maturity date, range end date		Jan. 31, 2027
Number of loans repaid | Loan		5		3
Repayment of debt		$ 207,800		$ 70,100
Number of aircraft sold | Aircraft		5		1
Loss on extinguishment of debt		$ 3,200
Number of aircraft financed by borrowing | Aircraft		21
Number of aircraft subject to sales agreements | Aircraft		1
Recourse debt		$ 422,900		$ 425,000
Accrued interest		$ 900		$ 1,100
Number of aircraft purchased | Aircraft		1		5
Number of aircraft refinanced | Aircraft		4
Number of loans denominated in Euros | Loan		1
Unrealized foreign exchange gain		$ 1,600
Number of aircraft financed with borrowings | Aircraft				1
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member] | One Aircraft Acquired [Member]
Secured Borrowings [Abstract]
Proceeds from secured borrowings		36,000		$ 28,500
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member] | Four Aircraft Refinanced [Member]
Secured Borrowings [Abstract]
Proceeds from secured borrowings		$ 113,400
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member] | Five Aircraft Acquired [Member]
Secured Borrowings [Abstract]
Proceeds from secured borrowings				$ 274,500

[1]	As restated
[2]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.
[3]	Represents the weighted average contracted interest rate as of December 31, 2015.